Oil and Natural Gas Properties (Tables)	6 Months Ended
Jun. 30, 2012
Oil and Natural Gas Properties

Aggregate capitalized costs related to oil, natural gas and NGL production activities with applicable accumulated depletion and amortization are presented below:

	June 30, 2012	December 31, 2011
	(in thousands)
Proved properties:
Leasehold acquisition	$7,460,077	$6,040,239
Development	2,019,012	1,484,486
Unproved properties	516,659	310,925

	9,995,748	7,835,650
Less accumulated depletion and amortization	(1,426,132)	(1,033,617)

	$8,569,616	$6,802,033